NOTES PAYABLE AND CONVERTIBLE DEBENTURES - NON-RELATED PARTIES (Details 1)	Jun. 30, 2016 USD ($)
Notes Payable [Abstract]
Remainder of 2016	$ 198,543
2017	317,013
2018	54,984
Total	$ 570,540